Share-based compensation - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) performanceFactor shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for future grants of stock options and share appreciation rights (in shares) | shares	3,634,629
Liabilities from share-based payment transactions	$ 68,634	$ 71,913
SARs and TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Vesting rate	33.33%
Fair value of share-based payment transactions	$ 27,800
Liabilities from share-based payment transactions	26,100
Intrinsic value of liabilities from share-based payment transactions	$ 1,700
Weighted average remaining vesting period	1 year 6 months
Expense from share-based payment transactions with employees	$ 13,500	33,100
Expense (recovery) from share-based payment transactions with employees, effect of change in share price	$ (20,500)	27,200
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	3 years
Number of performance factors | performanceFactor	2
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share-based payment transactions	$ 52,700
Liabilities from share-based payment transactions	42,400
Intrinsic value of liabilities from share-based payment transactions	$ 10,400
Weighted average remaining vesting period	1 year 7 months 6 days
Expense from share-based payment transactions with employees	$ 12,200	22,000
Expense (recovery) from share-based payment transactions with employees, effect of change in share price	$ (2,300)	11,400
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Vesting rate	33.33%
Expense from share-based payment transactions with employees	$ 100	$ 100
Bottom of range | Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	0.00%
Top of range | Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	200.00%